Shareholder Report, Average Annual Return (Details) DFA9_DFA International Value Portfolio III_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA International Value Portfolio III – Institutional
Average Annual Return, Percent	32.03%	19.64%	9.13%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Average Annual Return, Percent	23.59%	12.74%	7.75%
MSCI World ex USA Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Value Index (net div.)
Average Annual Return, Percent	29.49%	17.25%	7.84%